Redeemable Convertible Preferred Shares - Assumptions to Estimated Fair Value of Warrants (Detail) (USD $)	0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended
	Mar. 05, 2014	Feb. 06, 2014	Dec. 31, 2013	Apr. 24, 2014	Dec. 31, 2014
Series E Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Dividend yield	0.00%
Series D Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Spot price		$ 4.47	$ 4.36
Risk-free interest rate		0.00%	0.05%
Volatility rate		0.00%	30.33%
Dividend yield		0.00%	0.00%
Convertible Redeemable Preferred Shares [Member] | Series E Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	0.12%
Volatility rate	38.81%
Dividend yield	0.00%
Subscription Rights [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	0.04%			0.02%
Volatility rate	38.12%			42.74%
Dividend yield	0.00%			0.00%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility rate					55.36%
Minimum [Member] | Series E Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Spot price	3.31
Risk-free interest rate	0.04%
Volatility rate	38.39%
Dividend yield	0.00%
Minimum [Member] | Convertible Redeemable Preferred Shares [Member] | Series E Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Spot price	4.50
Dividend yield	0.00%
Minimum [Member] | Subscription Rights [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Spot price	3.31			3.39
Dividend yield	0.00%			0.00%
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility rate					59.91%
Maximum [Member] | Series E Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Spot price	4.65
Risk-free interest rate	0.12%
Volatility rate	38.81%
Dividend yield	0.00%
Maximum [Member] | Convertible Redeemable Preferred Shares [Member] | Series E Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Spot price	4.65
Dividend yield	0.00%
Maximum [Member] | Subscription Rights [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Spot price	4.65			4.64
Dividend yield	0.00%			0.00%